Share capital (Details 2) - CAD CAD / shares in Units, shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share repurchase programs [Line Items]
Amount of repurchase	CAD 2,000	CAD 1,750	CAD 1,505
Share Purchases by Share Trusts [Abstract]
Amount of repurchase	CAD 60	CAD 100
Common shares [Member]
Share repurchase programs [Line Items]
Number of common shares repurchased	26.4	23.3	22.4
Weighted-average price per share	CAD 75.85	CAD 75.2	CAD 67.38
Share Purchases by Share Trusts [Abstract]
Number of shares purchases by Share trusts	0.7	1.4
Amount of repurchase		CAD 100
Weighted-average price per share Share Trusts	CAD 84.99	CAD 73.31
Number of shares Share Trust authorized purchase next period	0.9
Share Disbursements by Share Trusts [Abstract]
Share settlements by Share Trust (in shares)	0.3
Historical cost of shares disbursed by Share Trusts	CAD 23
Weighted-average price per share disbursed Share Trusts	CAD 73.31
Deferred share units [Member]
Share Purchases by Share Trusts [Abstract]
Number of shares purchases by Share trusts	0.2
Share Repurchase Program October 30, 2015 - October 29, 2016 | Common shares [Member]
Share repurchase programs [Line Items]
Number of common shares repurchased	3.5
Shares approved for repurchase in share repurchase program (in shares)	33.0
Share repurchase program expiration date	Oct. 29, 2017